EMPLOYEE AND DIRECTOR BENEFITS (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended				72 Months Ended	120 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 shares	Dec. 31, 2005	Dec. 31, 2011	Dec. 31, 2015 USD ($) $ / shares
Weighted average period	1 year
Number of share-based compensation plans	6	6				6
Allocated share-based compenation | $	$ 60	$ 147
Exercise price of vested options | $ / shares		$ 2.86				$ 2.86
Unrecognized compensation - stock options | $	$ 25
Unrecognized compensation period of recognition	1 year
Fair value of options vested | $	$ 79	$ 134
Fair value of options granted | $		24
Accrued liability | $	$ 2,209	2,349				$ 2,349
Carolina Commerce Bank [Member]
Vested options outstanding	105,219
Conversion rate upon acquisition	0.625
Minimum [Member] | Carolina Commerce Bank [Member]
Exercise price of vested options | $ / shares	$ 2.13
Maximum [Member] | Carolina Commerce Bank [Member]
Exercise price of vested options | $ / shares	19.20
Stock Options [Member]
Vesting period			3 years			4 years
Exercise price of stock options granted | $ / shares	$ 6.82
Options vesting period			3 years			4 years
Option term						10 years
Grants of restricted stock			10,000
2001 Employee Plan [Member]
Aggregate number of common shares reserved for options	100,771
2001 Director Plan [Member]
Aggregate number of common shares reserved for options	100,771
2001 Option Plans [Member]
Vesting period				3 years	4 years
Aggregate number of common shares reserved for options	201,542
Exercise price of stock options granted | $ / shares	$ 3.14
Options vesting period				3 years	4 years
Option term				10 years	10 years
2005 Plans [Member]
Vesting period				3 years
Options vesting period				3 years
Option term				10 years
2005 Plans [Member] | Minimum [Member]
Exercise price of stock options granted | $ / shares	2.13
2005 Plans [Member] | Maximum [Member]
Exercise price of stock options granted | $ / shares	$ 16.21
SERP Plan [Member]
Accrued liabilities | $	$ 2,209	2,349				$ 2,349
Defined benefit plan expenses recognized | $	$ 133	$ 195
2005 Employee Plan [Member]
Aggregate number of common shares reserved for options	72,389
2005 Employee Plan [Member] | Stock Options [Member]
Options granted		8,496
2005 Employee Plan [Member] | Stock Options [Member] | Minimum [Member]
Fair value of options granted | $ / shares		$ 2.86
2005 Employee Plan [Member] | Stock Options [Member] | Maximum [Member]
Fair value of options granted | $ / shares		$ 2.88
2007 plan [Member] | SERP Plan [Member]
Vesting period	10 years
Options vesting period	10 years
2014 plan [Member] | SERP Plan [Member]
Vesting period	5 years
Options vesting period	5 years
401 (k) plan [Member]
Matching contribution	100.00%
Employee contribution	4.00%
Employee contribution amount | $	$ 179	$ 159
Administrative fees | $	$ 3	$ 3
2005 Director Plan [Member]
Aggregate number of common shares reserved for options	73,527
2005 Plans [Member]
Aggregate number of common shares reserved for options	145,916